(Loss) Earnings Per Share - Schedule of Loss Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2024
Numerator:
Net (loss) income attributable to the Company’s shareholders	$ (24,995,830)	$ 5,587,625		$ (1,373,504)
Denominator:
Weighted average number of ordinary shares outstanding	123,232,562	107,184,280	[1]	105,013,283	[1]
(Loss) earnings per ordinary share – basic	$ (0.2)	$ 0.05		$ (0.01)
(Loss) earnings per ordinary share – diluted	$ (0.2)	$ 0.05		$ (0.01)

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.